Ford Credit Auto Owner Trust 2009-E
Monthly Investor Report

Collection Period	December 2009
Payment Date	1/15/2010
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

			Weighted Avg Remaining
	Dollar Amount	# of Receivables	Term at Cutoff
Initial Pool Balance	$1,849,663,230.31	91,401	53.4 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$455,000,000.00	0.29487%	December 15, 2010
Class A-2 Notes	$328,000,000.00	0.800%	March 15, 2012
Class A-3 Notes	$602,000,000.00	1.510%	January 15, 2014
Class A-4 Notes	$197,300,000.00	2.420%	November 15, 2014
Class B Notes	$49,900,000.00	3.090%	April 15, 2015
Class C Notes	$33,300,000.00	3.420%	August 15, 2015
Class D Notes	$33,300,000.00	5.530%	May 15, 2016

Total	$1,698,800,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,569,593.17

Principal:
Principal Collections	$37,884,379.91
Prepayments in Full	$22,611,126.49
Liquidation Proceeds	$159,443.70
Recoveries	$0.00

Sub Total	$60,654,950.10

Collections	$68,224,543.27

Purchase Amounts:
Purchase Amounts Related to Principal	$434,391.82
Purchase Amounts Related to Interest	$2,564.76

Sub Total	$436,956.58

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds — Total	$68,661,499.85

Ford Credit Auto Owner Trust 2009-E
Monthly Investor Report

Collection Period	December 2009
Payment Date	1/15/2010
Transaction Month	2
III. DISTRIBUTIONS

				Carryover	Remaining
Available Funds	Calculated Amount	Amount Paid	Shortfall	Shortfall	Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$68,661,499.85
Servicing Fee	$1,486,693.69	$1,486,693.69	$0.00	$0.00	$67,174,806.16
Interest — Class A-1 Notes	$97,559.97	$97,559.97	$0.00	$0.00	$67,077,246.19
Interest — Class A-2 Notes	$218,666.67	$218,666.67	$0.00	$0.00	$66,858,579.52
Interest — Class A-3 Notes	$757,516.67	$757,516.67	$0.00	$0.00	$66,101,062.85
Interest — Class A-4 Notes	$397,888.33	$397,888.33	$0.00	$0.00	$65,703,174.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$65,703,174.52
Interest — Class B Notes	$128,492.50	$128,492.50	$0.00	$0.00	$65,574,682.02
Second Priority Principal Payment	$9,538,946.50	$9,538,946.50	$0.00	$0.00	$56,035,735.52
Interest — Class C Notes	$94,905.00	$94,905.00	$0.00	$0.00	$55,940,830.52
Third Priority Principal Payment	$33,300,000.00	$33,300,000.00	$0.00	$0.00	$22,640,830.52
Interest — Class D Notes	$153,457.50	$153,457.50	$0.00	$0.00	$22,487,373.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,487,373.02
Regular Principal Payment	$341,382,727.47	$22,487,373.02	$0.00	$0.00	$0.00
Additional Trustee Fees and	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$68,661,499.85

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$9,538,946.50
Third Priority Principal Payment					$33,300,000.00
Regular Principal Payment					$22,487,373.02

Total					$65,326,319.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
		Original		Original		Original
	Actual	Balance	Actual	Balance	Actual	Balance
Class A-1 Notes	$65,326,319.52	$143.57	$97,559.97	$0.21	$65,423,879.49	$143.79
Class A-2 Notes	$0.00	$0.00	$218,666.67	$0.67	$218,666.67	$0.67
Class A-3 Notes	$0.00	$0.00	$757,516.67	$1.26	$757,516.67	$1.26
Class A-4 Notes	$0.00	$0.00	$397,888.33	$2.02	$397,888.33	$2.02
Class B Notes	$0.00	$0.00	$128,492.50	$2.58	$128,492.50	$2.58
Class C Notes	$0.00	$0.00	$94,905.00	$2.85	$94,905.00	$2.85
Class D Notes	$0.00	$0.00	$153,457.50	$4.61	$153,457.50	$4.61

Total	$65,326,319.52		$1,848,486.64		$67,174,806.16

Ford Credit Auto Owner Trust 2009-E
Monthly Investor Report

Collection Period	December 2009
Payment Date	1/15/2010
Transaction Month	2
V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$384,221,673.97	0.8444432	$318,895,354.45	0.7008689
Class A-2 Notes	$328,000,000.00	1.0000000	$328,000,000.00	1.0000000
Class A-3 Notes	$602,000,000.00	1.0000000	$602,000,000.00	1.0000000
Class A-4 Notes	$197,300,000.00	1.0000000	$197,300,000.00	1.0000000
Class B Notes	$49,900,000.00	1.0000000	$49,900,000.00	1.0000000
Class C Notes	$33,300,000.00	1.0000000	$33,300,000.00	1.0000000
Class D Notes	$33,300,000.00	1.0000000	$33,300,000.00	1.0000000

Total	$1,628,021,673.97	0.9583363	$1,562,695,354.45	0.9198819

Pool Information
Weighted Average APR		5.015%		4.987%
Weighted Average Remaining Term		52.50		51.65
Number of Receivables Outstanding		89,491		87,702
Pool Balance		$1,784,032,423.05		$1,722,893,159.48
Adjusted Pool Balance (Pool Balance — YSOC Amount)		$1,606,526,559.37		$1,551,882,727.47
Pool Factor		0.9645174		0.9314632
VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$18,496,632.30
Targeted Credit Enhancement Amount	$25,843,397.39
Yield Supplement Overcollateralization Amount	$171,010,432.01
Targeted Overcollateralization Amount	$178,357,197.10
Actual Overcollateralization Amount (EOP Pool Balance — EOP Note Balance)	$160,197,805.03
VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$18,496,632.30
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00

Ending Reserve Account Balance	$18,496,632.30
Change in Reserve Account Balance	$0.00

Specified Reserve Balance	$18,496,632.30

Ford Credit Auto Owner Trust 2009-E
Monthly Investor Report

Collection Period	December 2009
Payment Date	1/15/2010
Transaction Month	2
VIII. NET LOSSES AND DELINQUENT RECEIVABLES

	# of Receivables	Amount
Realized Loss	146	$49,921.65
(Recoveries)	0	$0.00

Net Losses for Current Collection Period		$49,921.65
Cumulative Net Losses Last Collection Period		$3,546.01

Cumulative Net Losses for all Collection Periods		$53,467.66

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.03%
Delinquent Receivables:

	% of EOP Pool	# of Receivables	Amount
31-60 Days Delinquent	0.74%	610	$12,721,511.21
61-90 Days Delinquent	0.04%	33	$642,733.51
91-120 Days Delinquent	0.00%	1	$17,334.76
Over 120 Days Delinquent	0.00%	0	$0.00

Total Delinquent Receivables	0.78%	644	$13,381,579.48

Repossesion Inventory:

Repossesed in the Current Collection Period		33	$801,491.49
Total Repossesed Inventory		38	$932,525.38

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0023%
Current Collection Period			0.0342%
Three Month Average			0.0122%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0000%
Preceding Collection Period			0.0011%
Current Collection Period			0.0388%
Three Month Average			0.0133%